Employee Benefits and Private Pension Plan - Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of employee benefits [line items]
Total		R$ 284,724	R$ 272,867	R$ 249,815
Current		27,077	28,951
Non-current		257,647	243,916
Health and dental care plan [member]
Summary of employee benefits [line items]
Total	[1]	200,318	154,142
Indemnification of FGTS [member]
Summary of employee benefits [line items]
Total		53,952	66,309
Seniority bonus [member]
Summary of employee benefits [line items]
Total	[2]	16,336	34,485
Life insurance [member]
Summary of employee benefits [line items]
Total	[1]	R$ 14,118	R$ 17,931

[1]	Only IPP, Tropical and Iconic.
[2]	In September 2020, there was a change in the bonus policy to retirement with reduced benefit.